Note 20 - Loss Per Share - Schedule of Income (Loss) Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Net loss for the period – basic and diluted	$ 133,465	$ 29,447	$ 64,666
Gain on financial derivative liability	$ 0	$ 0	(6,683)
Net loss for the year ended – diluted			$ (71,349)
Weighted average number of common shares outstanding - Basic and diluted (Note 20) (in shares)	32,104,582	14,256,263	10,857,737
Basic and diluted loss per share (Note 20) (in CAD per share)	$ (4.16)	$ (2.07)	$ (5.96)
Pre-consolidation of common shares [member]
Statement Line Items [Line Items]
Loss Per Share – Diluted (in CAD per share)	$ (4.16)	$ (2.07)	$ (5.96)